Note 7 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Goodwill [Table Text Block]
	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2014	$165,390	$52,043	$217,433
Goodwill acquired during the year	4,794	2,146	6,940
Other items	157	-	157
Foreign exchange	(2,892)	(992)	(3,884)
Balance, December 31, 2015	167,449	53,197	220,646
Goodwill acquired during the year	5,696	38,959	44,655
Other items	18	169	187
Foreign exchange	510	168	678
Balance, December 31, 2016	$173,673	$92,493	$266,166